Other Financial Liabilities at Fair Value Through Profit or Loss (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure of financial liabilities [abstract]
Summary of Other Financial Liabilities at Fair Value Through Profit or Loss

	30 June 2020	31 December 2019
	£m	£m
US$30bn Euro Medium Term Note Programme	172	159
Structured Notes Programmes	881	809
Eurobonds	142	137
Structured deposits	415	435
Collateral and associated financial guarantees	10	173
	1,620	1,713